Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2018	2017	2016
Current:
Federal	$1,690	2,287	939
State	115	10	55
Total current	1,805	2,297	994
Deferred:
Federal	234	1,412	2,322
State	849	693	806
Total deferred	1,083	2,105	3,128
Income tax expense	$2,888	4,402	4,122

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2018	2017	2016
Expected federal income tax expense	$2,336	2,994	3,560
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	559	529	622
Tax exempt interest	(11)	(16)	(16)
Change in federal tax rate	0	1,062	0
Other, net	4	(167)	(44)
Income tax expense	$2,888	4,402	4,122

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2018	2017
Deferred tax assets:
Allowances for loan and real estate losses	$2,428	2,602
Deferred compensation costs	154	166
Deferred ESOP loan asset	473	487
Nonaccruing loan interest	185	221
State net operating loss carryforward	160	824
Alternative minimum tax credit carryforward	208	175
Net unrealized loss on securities available for sale	426	372
Other	91	92
Total gross deferred tax assets	4,125	4,939

Deferred tax liabilities:
Deferred loan costs	367	37
Premises and equipment basis difference	509	380
Originated mortgage servicing rights	519	482
Federal tax liability on state net operating loss carryforwards	34	280
Other	54	88
Total gross deferred tax liabilities	1,483	1,267
Net deferred tax assets	$2,642	3,672